Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Fair value measurements
Other assets		¥ 1,226,342	¥ 1,168,806
Recurring
Fair value measurements
Trading assets and private equity investments	[1]	15,224,000	14,093,000
Recurring | Other [Member]
Fair value measurements
Other assets	[1],[2]	869,000	843,000
Recurring | Net asset value per share
Fair value measurements
Trading assets and private equity investments		62,000	62,000
Recurring | Net asset value per share | Other [Member]
Fair value measurements
Other assets		¥ 9,000	¥ 8,000

[1]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2017 and September 30, 2017, the fair values of these investments which are included in Trading assets and private equity investments were \62 billion and \62 billion, respectively. As of March 31, 2017 and September 30, 2017, the fair values of these investments which are included in Other assets - Others were \8 billion and \9 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.